Advances for Vessels Under Construction and Vessels, net (Narrative) (Details) $ in Thousands			12 Months Ended
	Feb. 08, 2024 Item	Jan. 30, 2023 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Asset Acquisition [Line Items]
Issuance of stock, shares | shares			9,837,680
Issuance of common stock for vessel acquisitions				$ 7,730	$ 67,853
Number of vessels in agreement to acquire | Item	2
Advances for vessels under construction (Note 6)			$ 19,558	0
Vessels under construction, capitalized interest			1,146
Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) from sale of vessels			5,799	5,323	2,850
Deferred costs			17,838	15,278
Vessels' net book value			833,412	900,192	949,616
Vessels			1,069,204	1,114,247	1,141,128
Cash proceeds from sale of vessels			35,154	$ 36,560	4,372
Transfer to investments			0		$ 1,370
Artemis And Houston [Member]
Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) from sale of vessels			$ 5,799
Ninth of nine Ultramax vessels
Asset Acquisition [Line Items]
Issuance of common stock for vessel acquisitions		$ 7,809
Issuance of common stock, shares | shares		2,033,613